Benefit Plans - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Benefit Plan
Expense related to share-based compensation plans and ESOP	$ 141,000	$ 132,000
Fair value of shares held by the ESOP	384,404	398,104	417,086
Employer contribution	$ 744,000	$ 657,000
Unearned ESOP shares amount	0
Accumulated benefit obligation for the defined benefit pension plan	4,421,000	$ 6,405,000
Present value of defined benefit future plan	$ 397,000
Defined benefit plan, assumptions used calculating net periodic benefit cost, expected long-term Rate of return on plan assets, decrease	50.00%	6.00%
Defined Benefit Plan, Expected Amortization, Next Fiscal Year	$ 89,000
Employee Stock Option [Member]
Benefit Plan
Employer contribution	5,658,000
Postretirement Life Insurance [Member]
Benefit Plan
Accumulated benefit obligation	1,900,000	$ 1,800,000
Employer contribution	$ 742,000